Supplemental Cash Flow Disclosures - Non-Cash Transactions	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Disclosures - Non-Cash Transactions

Note 19 — Supplemental Cash Flow Disclosures — Non-Cash Transactions

Non-cash Investing and Financing transactions for years ended December 31 include:

	2011	2010
Accrued dividends on preferred stock	$346,236	$275,068
Preferred dividends paid by issuance of stock	333,556	189,500
Reclassification of derivative liabilities for modified warrant agreements	1,434,322	—
Discharge of previously deferred financing costs for modified warrant agreements	(136,543)	—
Derivative liability for embedded conversion option	(2,085,513)	—
Conversion of convertible debt to common stock	(600,000)
Business acquisitions:
Inventory acquired	—	1,151,035
Property and equipment acquired	—	768,000
Goodwill and intangible assets	—	4,089,823
Deferred charges	—	655,260
Note Payable for balance of acquisition	—	(4,008,858)

Cash paid for interest was $424,000 and $371,000 in 2011 and 2010, respectively. There were no income taxes paid in 2011 and 2010.